Material Related Party Transactions - Details of Significant Transactions with Related Parties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Payment of lease charges on aircraft	¥ 5,727	¥ 5,323	¥ 4,670
CSAH and its affiliates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	7	7
CSAH and its affiliates [member] | Aviation material sales income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	24	4	7
CSAH and its affiliates [member] | Entrusted management income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	39	39	27
CSAH and its affiliates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	2	18	5
CSAH and its affiliates [member] | Commission Expenses and Service Fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	24	39	36
CSAH and its affiliates [member] | Maintenance material purchase expense and lease charges for maintenance material [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	68	106	91
CSAH and its affiliates [member] | Air catering supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	57	84	88
CSAH and its affiliates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	406	407	350
CSAH and its affiliates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	165	154	129
CSAH and its affiliates [member] | Construction Fee [Member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	37	0	0
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	5	8	7
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	11	4	2
Joint ventures and associates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2	6	10
Joint ventures and associates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	1,928	2,474	1,773
Joint ventures and associates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	6	17	18
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	30	50	16
Joint ventures and associates [member] | Repairing charges and maintenance material purchase expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	1,905	2,124	2,331
Joint ventures and associates [member] | Ground service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	14	13	131
Joint ventures and associates [member] | Air catering supplies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	3	18
Joint ventures and associates [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	103	131	169
Joint ventures and associates [member] | Maintenance material sales and handling income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	40	30	14
Joint ventures and associates [member] | Entrustment income for advertising media business [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	2	2	2
Joint ventures and associates [member] | Repairing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	10	12	12
Joint ventures and associates [member] | Air catering supplies income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4	10	8
Joint ventures and associates [member] | Pilot training income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	19	15
Joint ventures and associates [member] | Ground service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	13	18	16
Joint ventures and associates [member] | Transfer of pilots income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	8	24	0
Joint ventures and associates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	13	14	0
Joint ventures and associates [member] | Aircraft leasing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	6	4	0
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	14	15	9
Other related companies [member] | Computer reservation services [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 265	¥ 465	¥ 433